Commitments - Future Minimum Lease Payments Under Capital Leases and Non-Cancelable Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Jan. 31, 2013	Jan. 31, 2012
Leases [Abstract]
2014	$ 13,226
2015	9,957
2016	5,246
2017	5,169
2018	5,987
2019 and thereafter	55,671
Total lease payments	95,256
Less amount representing interest	(10,341)
Present value of minimum capital lease payments	84,915
Less current portion of capital lease obligations	(11,377)	(13,768)
Capital lease obligations, excluding current portion	73,538	15,845
2014	102,740
2015	77,686
2016	55,315
2017	40,207
2018	26,281
2019 and thereafter	27,332
Total lease payments	$ 329,561